                   DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS

                    Delaware International Value Equity Fund
                                  (the "Fund")

    Supplement to the Fund's Class A * Class B * Class C * Class R Prospectus
                              dated March 30, 2006

On February 16, 2006, the Fund's Board of Trustees  approved  certain changes to the Fund's investment strategies and policies and its management.  These changes become  effective on May 1, 2006.  Until May 1, 2006,  the following  disclosure replaces the disclosure in the Fund's current Prospectus for Class A, B, C and R
Shares dated March 30, 2006.

The following replaces the section entitled "What are the Fund's main investment strategies?"

The Fund invests  primarily in equity  securities that provide the potential for capital appreciation and income. At least 65% of the Fund's total assets will be invested in equity  securities of issuers from foreign  countries.  An issuer is considered to be from the country where it is located, where the majority of its assets are located or where it generates the majority of its  operating  income.
The Fund may  invest  more than 25% of its total  assets  in the  securities  of issuers located in the same country.

Under normal circumstances,  the Fund will invest at least 80% of its net assets in equity  securities  (the "80% policy").  The Fund's 80% policy may be changed without shareholder approval.  However,  shareholders would be given at least 60 days notice prior to such change.

In selecting investments for the Fund:

o The Fund's portfolio managers strive to identify  well-managed  companies that are undervalued based on such factors as assets,  earnings,  dividends or growth potential.

o In order to  compare  the value of  different  stocks,  the  Fund's  portfolio managers  consider  whether  the future  dividends  on a stock are  expected  to increase faster than,  slower than, or in line with the level of inflation.  The
Fund's  portfolio  managers  then  estimate  what they  think the value of those anticipated  future  dividends would be worth if those dividends were being paid today. The Fund's portfolio  managers believe this gives them an estimate of the stock's true value.  The Fund's  portfolio  managers also  evaluate  other value characteristics,  such as  relative  price-to-earnings,  book-to-price  and cash flow-to-price ratios.

o The Fund's  portfolio  managers  generally  prefer to purchase  securities  in countries  where the currency is undervalued  or  fair-valued  compared to other countries  because  they  believe  these  securities  may offer  greater  return potential.  The  Fund's  portfolio  managers  attempt  to  determine  whether  a particular  currency is  overvalued  or  undervalued  by comparing the amount of goods and services  that a dollar will buy in the United States to the amount of foreign  currency  required  to buy the same  amount  of goods and  services  in another  country.  When the  dollar  buys  less,  the  foreign  currency  may be overvalued,  and  when  the  dollar  buys  more,  the  foreign  currency  may be undervalued.

The following  replaces the section  entitled  "What are Delaware  International
Value Equity Fund's fees and expenses?"

------------------------- ------------------------------------ ------------ ---------- ---------- ------------
Sales charges are fees     CLASS                                        A          B          C            R
paid directly from your   ------------------------------------ ------------ ---------- ---------- ------------
investments when you      Maximum sales charge (load)
buy or sell shares of     imposed on purchases as a
the Fund.  You do not     percentage of offering price               5.75%       none       none         none
pay sales charges when    ------------------------------------ ------------ ---------- ---------- ------------
you buy or sell Class R   Maximum contingent deferred sales        none(1)   4.00%(2)   1.00%(3)         none
shares.                   charge (load) as a percentage of
                          original purchase price or
                          redemption price, whichever is
                          lower
                          ------------------------------------ ------------ ---------- ---------- ------------
                          Maximum sales charge (load)                 none       none       none         none
                          imposed on reinvested dividends
                          ------------------------------------ ------------ ---------- ---------- ------------
                          Redemption fees                             none       none       none         None
                          ------------------------------------ ------------ ---------- ---------- ------------
                          Exchange fees                               none       none       none         None
------------------------- ------------------------------------ ------------ ---------- ---------- ------------

------------------------- ------------------------------------ ------------ ---------- ---------- ------------
Annual fund operating     Management fees                            0.83%      0.83%      0.83%        0.83%
expenses are deducted     ------------------------------------ ------------ ---------- ---------- ------------
from the Fund's           Distribution and service (12b-1)           0.30%      1.00%      1.00%     0.60%(4)
assets.                   fees
                          ------------------------------------ ------------ ---------- ---------- ------------
                          Other expenses                             0.35%      0.35%      0.35%        0.35%
                          ------------------------------------ ------------ ---------- ---------- ------------
                          Total operating expenses                   1.48%      2.18%      2.18%        1.78%
                          ------------------------------------ ------------ ---------- ---------- ------------
                          Fee waivers and expenses                     n/a        n/a        n/a   (0.10%)(4)
                          ------------------------------------ ------------ ---------- ---------- ------------
                          Net expenses                               1.48%      2.18%      2.18%        1.68%
------------------------- ------------------------------------ ------------ ---------- ---------- ------------

----------------------- --------------- ---------- ---------- -------------- -------- -------------- ------------
                         CLASS(5)              A         B(6)           B(6)      C              C            R
This example is                                                (if redeemed)          (if redeemed)
intended to help you    --------------- ---------- ---------- -------------- -------- -------------- ------------
compare the cost of     1 year               $717       $221           $621     $221           $321         $171
investing in the Fund   --------------- ---------- ---------- -------------- -------- -------------- ------------
to the cost of          3 years            $1,016       $682           $957     $682           $682         $551
investing in other      --------------- ---------- ---------- -------------- -------- -------------- ------------
mutual funds with       5 years            $1,336     $1,170         $1,395   $1,170         $1,170         $955
similar investment      --------------- ---------- ---------- -------------- -------- -------------- ------------
objectives.  We show    10 years           $2,242     $2,336         $2,336   $2,513         $2,513       $2,086
the cumulative amount   --------------- ---------- ---------- -------------- -------- -------------- ------------
of Fund expenses on a
hypothetical
investment of $10,000
with an annual 5%
return over the time
shown.(5)  For Class R
shares, this example
reflects the net
operating expenses
with waivers for the
one-year contractual
period and total
operating expenses
without waivers for
years two through 10.
For Class A, B and C
shares, this example
assumes that the
Fund's total operating
expenses remain
unchanged in each of
the periods shown.
This is an example
only, and does not
represent future
expenses, which may be
greater or less than
those shown here.

----------------------- --------------- ---------- ---------- -------------- -------- -------------- ------------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value.  However,  if you buy the shares through a financial  advisor who is paid a  commission,  a  contingent  deferred  sales  charge  will  apply to redemptions made within two years of purchase.  Additional Class A purchase options that involve a  contingent  deferred  sales charge may be permitted from  time to time  and will be  disclosed  in the  Prospectus  if they are available.
(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a contingent  deferred  sales charge of 4.00%,  which  declines to
     3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.
(3)  Class C shares  redeemed within one year of purchase are subject to a 1.00%
     contingent deferred sales charge.
(4)  The Fund's  Distributor  has  contracted to waive the Class R shares' 12b-1 fee  through  March 31,  2007 to no more than  0.50% of  average  daily net assets.
(5)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.
(6)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

The  following  replaces  the  section  entitled  "How the Funds  are  managed -
Investment Strategies: Delaware International Value Equity Fund:"

Delaware  International  Value Equity Fund seeks long-term  growth without undue risk to principal.  The Fund's  portfolio  managers  invest  primarily in equity securities, including common or ordinary stocks, which provide the potential for capital appreciation and income. The portfolio managers' strategy would commonly be described as a value  strategy.  That is, they strive to purchase stocks that are  selling  for less  than  what  they  believe  their  value  is. In order to determine  what the  portfolio  managers  believe a  security's  value is,  they evaluate  its future  income  potential,  taking  into  account  the impact both currency  fluctuations  and  inflation  might have on that  income  stream.  The portfolio  managers' then analyze what that income would be worth if paid today.
This analysis helps the portfolio  managers  decide what they think the security is worth today. The portfolio  managers then compare their  determination of the security's value to its current price to determine if it is a good value.

The Fund's  portfolio  managers use income as an indicator of value because they believe it allows  them to  compare  securities  across  different  sectors  and different countries - all using one measurement standard. The portfolio managers can even use this analysis to compare  stocks to bonds.  The portfolio  managers also evaluate other traditional value characteristics.

The Fund's  portfolio  managers may purchase  securities in any foreign country,
developed  or  emerging;   however,   they  currently  anticipate  investing  in
Australia,  Belgium,  Finland,  France, Germany, Hong Kong, Italy, Japan, Korea,
the Netherlands,  New Zealand,  Singapore,  South Africa,  Spain, Taiwan and the
United Kingdom. While this is a representative list, the Fund may also invest in countries not listed here.

The Fund's portfolio  managers generally maintain a long-term focus in the Fund, seeking  companies  that they  believe  will perform well over the next three to five years.

The following replaces the section "Who manages the Funds - Investment Manager:"

The Funds are  managed by  Delaware  Management  Company,  a series of  Delaware
Management   Business  Trust,  which  is  an  indirect  subsidiary  of  Delaware
Management Holdings, Inc. Delaware Management Company makes investment decisions
for  the  Funds,   manages  the  Funds'  business  affairs  and  provides  daily administrative  services.  For its  services to the Funds,  the manager was paid aggregate fees of 0.83%, 1.23% and 1.06% of average daily net assets of Delaware
International  Value Equity Fund,  Delaware  Emerging  Markets Fund and Delaware
Global Value Fund,  respectively,  for the last fiscal year, after giving effect to waivers by the manager (if any).

Sub-Advisor.  Mondrian Investment Partners Limited ("Mondrian") is currently the sub-advisor  for the  Delaware  International  Value  Equity  Fund and  Delaware
Emerging Markets Fund. (Until September 24, 2004, Mondrian served as the manager for the Delaware  International  Value  Equity,  Delaware  Emerging  Markets and
Delaware  Global Value  Funds;  however,  since  September  25,  2004,  Delaware
Management  Company has served as the Funds' manager.) As sub-advisor,  Mondrian is responsible for day-to-day management of the Funds' assets. Although Mondrian serves as sub-advisor,  Delaware Management Company has ultimate  responsibility for all  investment  advisory  services  provided  to the Funds  and  supervises
Mondrian's  performance  as  sub-advisor.  For  its  services  to  the  Delaware
International Value Equity and Delaware Emerging Markets Funds, the manager paid
Mondrian  sub-advisory fees at an annual rate of 0.20% and 0.30%,  respectively, of average daily net assets for the last fiscal year.

Prior to March 30, 2006,  Mondrian  served as sub-advisor to the Delaware Global
Value Fund;  however,  effective  March 30, 2006,  Delaware  Management  Company became  responsible  for day-to-day  management of the Fund. For its services to the Fund during the last fiscal  year,  the manager paid  Mondrian  sub-advisory fees at an annual rate of 0.20% of average daily net assets.

The following replaces the section "Who manages the Funds - Portfolio  managers:
Delaware International Value Equity Fund:"

Clive A. Gillmore,  Nigel G. May and Emma R.E. Lewis have primary responsibility for making  day-to-day  investment  decisions for Delaware  International  Value
Equity Fund. In making investment decisions for the Fund, Mr. Gillmore,  Mr. May and Ms. Lewis  regularly  consult with a fourteen  member  international  equity team.

Nigel G. May, Director/Senior  Portfolio  Manager/Regional  Research Director of
Mondrian,  is a graduate of Sidney Sussex College,  Cambridge.  Prior to joining
Mondrian in 1991, he had been with Hill Samuel  Investment  Management Group for five years.

Please see Delaware Emerging Markets Fund's portfolio manager information in the
Prospectus for Mr. Gillmore's and Ms. Lewis' business experience.

The date of this Supplement is March 30, 2006.

                   DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS

                    Delaware International Value Equity Fund
                                  (the "Fund")

  Supplement to the Fund's Institutional Class Prospectus dated March 30, 2006

On February 16, 2006, the Fund's Board of Trustees  approved  certain changes to the Fund's investment strategies and policies and its management.  These changes become  effective on May 1, 2006.  Until May 1, 2006,  the following  disclosure replaces the disclosure in the Fund's current Prospectus for Institutional Class
Shares dated March 30, 2006.

The following replaces the section entitled "What are the Fund's main investment strategies?"

The Fund invests  primarily in equity  securities that provide the potential for capital appreciation and income. At least 65% of the Fund's total assets will be invested in equity  securities of issuers from foreign  countries.  An issuer is considered to be from the country where it is located, where the majority of its assets are located or where it generates the majority of its  operating  income.
The Fund may  invest  more than 25% of its total  assets  in the  securities  of issuers located in the same country.

Under normal circumstances,  the Fund will invest at least 80% of its net assets in equity  securities  (the "80% policy").  The Fund's 80% policy may be changed without shareholder approval.  However,  shareholders would be given at least 60 days notice prior to such change.

In selecting investments for the Fund:

o The Fund's portfolio managers strive to identify  well-managed  companies that are undervalued based on such factors as assets,  earnings,  dividends or growth potential.

o In order to  compare  the value of  different  stocks,  the  Fund's  portfolio managers  consider  whether  the future  dividends  on a stock are  expected  to increase faster than,  slower than, or in line with the level of inflation.  The
Fund's  portfolio  managers  then  estimate  what they  think the value of those anticipated  future  dividends would be worth if those dividends were being paid today. The Fund's portfolio  managers believe this gives them an estimate of the stock's true value.  The Fund's  portfolio  managers also  evaluate  other value characteristics,  such as  relative  price-to-earnings,  book-to-price  and cash flow-to-price ratios.

o The Fund's  portfolio  managers  generally  prefer to purchase  securities  in countries  where the currency is undervalued  or  fair-valued  compared to other countries  because  they  believe  these  securities  may offer  greater  return potential.  The  Fund's  portfolio  managers  attempt  to  determine  whether  a particular  currency is  overvalued  or  undervalued  by comparing the amount of goods and services  that a dollar will buy in the United States to the amount of foreign  currency  required  to buy the same  amount  of goods and  services  in another  country.  When the  dollar  buys  less,  the  foreign  currency  may be overvalued,  and  when  the  dollar  buys  more,  the  foreign  currency  may be undervalued.

The following  replaces the section  entitled  "What are Delaware  International
Value Equity Fund's fees and expenses?"

----------------------- --------------------------------------- ------------
You do not pay sales    Maximum sales charge (load) imposed
charges directly from   on purchases as a percentage of
your investments when   offering price                                 none
you buy or sell         --------------------------------------- ------------
shares of the           Maximum contingent deferred sales              none
Institutional Class.    charge (load) as a percentage of
                        original purchase price or redemption
                        price, whichever is lower
                        --------------------------------------- ------------
                        Maximum sales charge (load) imposed            none
                        on reinvested dividends
                        --------------------------------------- ------------
                        Redemption fees                                none
                        --------------------------------------- ------------
                        Exchange fees(1)                               none
----------------------- --------------------------------------- ------------

----------------------- --------------------------------------- ------------
Annual fund operating   Management fees                               0.83%
expenses are deducted   --------------------------------------- ------------
from the Fund's         Distribution and service (12b-1) fees          none
assets.                 --------------------------------------- ------------
                        Other expenses                                0.35%
                        --------------------------------------- ------------
                        Total operating expenses                      1.18%
----------------------- --------------------------------------- ------------

----------------------- --------------------------------------- ------------
This example is         1 year                                         $120
intended to help you    --------------------------------------- ------------
compare the cost of     3 years                                        $375
investing in the Fund   --------------------------------------- ------------
to the cost of          5 years                                        $649
investing in other      --------------------------------------- ------------
mutual funds with       10 years                                     $1,432
similar investment
objectives.  We show
the cumulative amount
of Fund expenses on a
hypothetical
investment of $10,000
with an annual 5%
return over the time
shown.(2)  This
example assumes that
the Fund's total
operating expenses
remain unchanged in
each of the periods
shown.  This is an
example only, and
does not represent
future expenses,
which may be greater
or less than those
shown here.

----------------------- --------------------------------------- ------------

(1)  Exchanges   are   subject   to   the    requirements   of   each   Delaware
     Investments(R)Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

The  following  replaces  the  section  entitled  "How the Funds  are  managed -
Investment Strategies: Delaware International Value Equity Fund:"

Delaware  International  Value Equity Fund seeks long-term  growth without undue risk to principal.  The Fund's  portfolio  managers  invest  primarily in equity securities, including common or ordinary stocks, which provide the potential for capital appreciation and income. The portfolio managers' strategy would commonly be described as a value  strategy.  That is, they strive to purchase stocks that are  selling  for less  than  what  they  believe  their  value  is. In order to determine  what the  portfolio  managers  believe a  security's  value is,  they evaluate  its future  income  potential,  taking  into  account  the impact both currency  fluctuations  and  inflation  might have on that  income  stream.  The portfolio  managers' then analyze what that income would be worth if paid today.
This analysis helps the portfolio  managers  decide what they think the security is worth today. The portfolio  managers then compare their  determination of the security's value to its current price to determine if it is a good value.

The Fund's  portfolio  managers use income as an indicator of value because they believe it allows  them to  compare  securities  across  different  sectors  and different countries - all using one measurement standard. The portfolio managers can even use this analysis to compare  stocks to bonds.  The portfolio  managers also evaluate other traditional value characteristics.

The Fund's  portfolio  managers may purchase  securities in any foreign country,
developed  or  emerging;   however,   they  currently  anticipate  investing  in
Australia,  Belgium,  Finland,  France, Germany, Hong Kong, Italy, Japan, Korea,
the Netherlands,  New Zealand,  Singapore,  South Africa,  Spain, Taiwan and the
United Kingdom. While this is a representative list, the Fund may also invest in countries not listed here.

The Fund's portfolio  managers generally maintain a long-term focus in the Fund, seeking  companies  that they  believe  will perform well over the next three to five years.

The following replaces the section "Who manages the Funds - Investment Manager:"

The Funds are  managed by  Delaware  Management  Company,  a series of  Delaware
Management   Business  Trust,  which  is  an  indirect  subsidiary  of  Delaware
Management Holdings, Inc. Delaware Management Company makes investment decisions
for  the  Funds,   manages  the  Funds'  business  affairs  and  provides  daily administrative  services.  For its  services to the Funds,  the manager was paid aggregate fees of 0.83%, 1.23% and 1.06% of average daily net assets of Delaware
International  Value Equity Fund,  Delaware  Emerging  Markets Fund and Delaware
Global Value Fund,  respectively,  for the last fiscal year, after giving effect to waivers by the manager (if any).

Sub-Advisor.  Mondrian Investment Partners Limited ("Mondrian") is currently the sub-advisor  for the  Delaware  International  Value  Equity  Fund and  Delaware
Emerging Markets Fund. (Until September 24, 2004, Mondrian served as the manager for the Delaware  International  Value  Equity,  Delaware  Emerging  Markets and
Delaware  Global Value  Funds;  however,  since  September  25,  2004,  Delaware
Management  Company has served as the Funds' manager.) As sub-advisor,  Mondrian is responsible for day-to-day management of the Funds' assets. Although Mondrian serves as sub-advisor,  Delaware Management Company has ultimate  responsibility for all  investment  advisory  services  provided  to the Funds  and  supervises
Mondrian's  performance  as  sub-advisor.  For  its  services  to  the  Delaware
International Value Equity and Delaware Emerging Markets Funds, the manager paid
Mondrian  sub-advisory fees at an annual rate of 0.20% and 0.30%,  respectively, of average daily net assets for the last fiscal year.

Prior to March 30, 2006,  Mondrian  served as sub-advisor to the Delaware Global
Value Fund;  however,  effective  March 30, 2006,  Delaware  Management  Company became  responsible  for day-to-day  management of the Fund. For its services to the Fund during the last fiscal  year,  the manager paid  Mondrian  sub-advisory fees at an annual rate of 0.20% of average daily net assets.

The following replaces the section "Who manages the Funds - Portfolio  managers:
Delaware International Value Equity Fund:"

Clive A. Gillmore,  Nigel G. May and Emma R.E. Lewis have primary responsibility for making  day-to-day  investment  decisions for Delaware  International  Value
Equity Fund. In making investment decisions for the Fund, Mr. Gillmore,  Mr. May and Ms. Lewis  regularly  consult with a fourteen  member  international  equity team.

Nigel G. May, Director/Senior  Portfolio  Manager/Regional  Research Director of
Mondrian,  is a graduate of Sidney Sussex College,  Cambridge.  Prior to joining
Mondrian in 1991, he had been with Hill Samuel  Investment  Management Group for five years.

Please see Delaware Emerging Markets Fund's portfolio manager information in the
Prospectus for Mr. Gillmore's and Ms. Lewis' business experience.

The date of this Supplement is March 30, 2006.